Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]	Seamless Group Inc [Member]	Total
Balance at Dec. 31, 2019				$ 58,030	$ 22,488,990		$ (38,517,068)		$ (8,549)	$ 12,903	$ (15,965,694)	$ 18,329,649	$ 2,363,955
Balance, shares at Dec. 31, 2019				58,030,000
Net loss							(6,724,427)				(6,724,427)	1,658,386	(5,066,041)
Foreign currency translation adjustments									29,809		29,809	60,687	90,496
Remeasurement of post-employee benefits obligation										14,009	14,009		14,009
Balance at Dec. 31, 2020				$ 58,030	22,488,990		(45,241,495)		21,260	26,912	(22,646,303)	20,048,722	(2,597,581)
Balance, shares at Dec. 31, 2020				58,030,000
Net loss							(2,073,739)				(2,073,739)	1,459,060	(614,679)
Foreign currency translation adjustments									(216,552)		(216,552)	7,459	(209,093)
Deconsolidation of a subsidiary										(26,912)	(26,912)	706,414	679,502
Balance at Jun. 30, 2021			$ 583	$ 58,030	22,488,990	$ 24,517	(47,315,234)	$ (29,260)	(195,292)		(24,963,506)	22,221,655	(2,741,851)	$ (4,160)
Balance, shares at Jun. 30, 2021			5,833,083	58,030,000
Balance at Dec. 31, 2020				$ 58,030	22,488,990		(45,241,495)		21,260	26,912	(22,646,303)	20,048,722	(2,597,581)
Balance, shares at Dec. 31, 2020				58,030,000
Net loss							(14,849,199)				(14,849,199)	1,963,899	(12,885,300)
Foreign currency translation adjustments									31,197		31,197	(4,952)	26,245
Deconsolidation of a subsidiary										(26,912)	(26,912)	706,414	679,502
Equity component of convertible bonds					6,683,383						6,683,383		6,683,383
Balance at Dec. 31, 2021			$ 583	$ 58,030	29,172,373		(60,090,694)	(4,442,807)	52,457		(30,807,834)	22,714,083	(8,093,751)	(4,442,224)
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Balance at Mar. 07, 2021
Balance, shares at Mar. 07, 2021
Net loss								(29,055)						(29,055)
Balance at Mar. 31, 2021								(29,055)						(29,055)
Balance, shares at Mar. 31, 2021
Balance at Mar. 07, 2021
Balance, shares at Mar. 07, 2021
Net loss														(29,260)
Balance at Jun. 30, 2021			$ 583	$ 58,030	22,488,990	24,517	(47,315,234)	(29,260)	(195,292)		(24,963,506)	22,221,655	(2,741,851)	(4,160)
Balance, shares at Jun. 30, 2021			5,833,083	58,030,000
Balance at Mar. 07, 2021
Balance, shares at Mar. 07, 2021
Issuance of Class B Ordinary Share to Sponsor			$ 583			24,517								25,100
Beginning balance, shares			5,833,083
Fair value of public warrants issued						7,482,088								7,482,088
Offering costs allocated to public warrants						(349,831)								(349,831)
Private Placement Warrants						7,796,842								7,796,842
Fair value of representative shares						268,617								268,617
Accretion of Class A ordinary shares to redemption value						(15,222,233)		(4,261,112)						(19,483,345)
Net loss								(181,695)						(181,695)
Balance at Dec. 31, 2021			$ 583	$ 58,030	29,172,373		(60,090,694)	(4,442,807)	52,457		(30,807,834)	22,714,083	(8,093,751)	(4,442,224)
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Balance at Mar. 31, 2021								(29,055)						(29,055)
Balance, shares at Mar. 31, 2021
Net loss								(205)						(205)
Issuance of Class B ordinary shares to Sponsor	[1]		$ 583			24,517								25,100
Issuance of Class B Ordinary Share to Sponsor, shares	[1]		5,833,083
Balance at Jun. 30, 2021			$ 583	$ 58,030	22,488,990	24,517	(47,315,234)	(29,260)	(195,292)		(24,963,506)	22,221,655	(2,741,851)	(4,160)
Balance, shares at Jun. 30, 2021			5,833,083	58,030,000
Balance at Dec. 31, 2021			$ 583	$ 58,030	29,172,373		(60,090,694)	(4,442,807)	52,457		(30,807,834)	22,714,083	(8,093,751)	(4,442,224)
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Net loss								(462,567)						(462,567)
Balance at Mar. 31, 2022			$ 583					(4,905,374)						(4,904,791)
Balance, shares at Mar. 31, 2022			5,833,083
Balance at Dec. 31, 2021			$ 583	$ 58,030	29,172,373		(60,090,694)	(4,442,807)	52,457		(30,807,834)	22,714,083	(8,093,751)	(4,442,224)
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Fair value of representative shares														268,617
Net loss							(4,673,208)				(4,673,208)	422,837	(4,250,371)	(1,446,066)
Foreign currency translation adjustments									381,513		381,513	(9,232)	372,281
Acquisition of a subsidiary										34,279	34,279	973,492	1,007,771
Dividend to non-controlling interests												(1,912,014)	(1,912,014)
Balance at Jun. 30, 2022			$ 583	$ 58,030	29,172,373		(64,763,902)	(6,185,358)	433,970	34,279	(35,065,250)	22,189,166	(12,876,084)	(6,184,775)
Balance, shares at Jun. 30, 2022			5,833,083	58,030,000
Balance at Mar. 31, 2022			$ 583					(4,905,374)						(4,904,791)
Balance, shares at Mar. 31, 2022			5,833,083
Accretion of Class A ordinary shares to redemption value								(296,485)						(296,485)
Net loss								(983,499)						(983,499)
Balance at Jun. 30, 2022			$ 583	$ 58,030	$ 29,172,373		$ (64,763,902)	$ (6,185,358)	$ 433,970	$ 34,279	$ (35,065,250)	$ 22,189,166	$ (12,876,084)	$ (6,184,775)
Balance, shares at Jun. 30, 2022			5,833,083	58,030,000

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.